Nonexempt Party-In-Interest Transactions - Additional Information (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
EBP 005
Nonexempt Party-In-Interest Transactions [Line Items]
Participant contributions and loan payments	$ 1,657,130